Summary of Significant Accounting Policies (Details 4) - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Schedule Of Estimated Future Amortization Expense [Line Items]
2016		$ 71,000
2017		71,000
2018		71,000
2019		71,000
2020		71,000
Thereafter		274,000
Finite-Lived Intangible Assets, Net, Total	$ 575,686	$ 628,776	$ 699,563